COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 1,973
2020	877
2021	593
2022	529
2023	409
Lease Commitments	$ 4,381